Other current liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Other current liabilities [Abstract]
Other Current Liabilities
	Year ended December 31,
	2022	2021
	$’000	$’000
Accruals	2,366	1,698
Social security payable	217	96
Other	95	72
	2,678	1,866